Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Apr. 30, 2025 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 492,558,887	$ 3,197,396	¥ 438,955,724
Write-off of other receivable	15,005,181	97,405	15,005,181
Lease liabilities	5,158,767	33,488	960,129
Write-off of guaranteed money deposited	2,665,941	17,306	2,665,941
Temporary difference in depreciation	2,606,758	16,922	2,555,574
Bonus accrual			1,038,980
Deferred government grants	5,534,400	35,926	6,226,200
Others	385,322	2,501	1,480,835
Total deferred tax assets	523,915,256	3,400,944	468,888,564
Less: valuation allowance	(518,472,705)	(3,365,614)	(466,899,408)
Deferred tax assets, net of valuation allowance	5,442,551	35,330	1,989,156
Right-of-use assets – operating lease	(5,399,600)	(35,051)	(960,129)
Others	(42,951)	(279)	(1,029,027)
Total deferred tax liabilities	(5,442,551)	(35,330)	(1,989,156)
Net deferred tax assets